Goodwill - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of cash flows growth rate beyond five-year period	2.00%	2.00%	2.00%	2.00%
Impairment loss on goodwill	$ 425,117	$ 14,343
Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	8.97%	8.97%	9.09%	8.67%
Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	11.29%	11.29%	10.49%	10.71%